SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Warrant Exercises		$ 250,000
DB Arizona [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount	$ 26,500
Debt Instrument, Interest Rate During Period	14.00%
Debt Instrument, Maturity Date	May 30, 2017
12% Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	2,082,143
Proceeds from Warrant Exercises	$ 495,625
Reduction of Principal	$ 668,750